================================================================================
                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-Q

                               -----------------

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number 811-05620

                               -----------------

                       The Zweig Total Return Fund, Inc.
              (Exact name of registrant as specified in charter)

                               -----------------

                           900 Third Ave, 31st Floor
                            New York, NY 10022-4728
              (Address of principal executive offices) (Zip code)

          Kevin J. Carr, Esq.
 Chief Legal Officer and Secretary for           John H. Beers, Esq.
              Registrant                     Vice President and Counsel
    Phoenix Life Insurance Company         Phoenix Life Insurance Company
           One American Row                       One American Row
        Hartford, CT 06103-2899                Hartford, CT 06103-2899
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: 800-272-2700

                     Date of fiscal year end: December 31

                 Date of reporting period: September 30, 2007

                               -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

================================================================================

Item 1. Schedule of Investments.

The Schedule of Investments is attached herewith.

                       THE ZWEIG TOTAL RETURN FUND, INC.

               SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT

                              September 30, 2007
                                  (Unaudited)

                                                              Par
                                                            (000's)      Value
                                                           ---------  ------------
  INVESTMENTS
  U.S. GOVERNMENT SECURITIES                      43.43%
  U.S. TREASURY BONDS -- 25.15%
     U.S. Treasury Bond 9.25%, 2/15/16/(e)/............    $ 20,000   $ 26,545,320
     U.S. Treasury Bond 7.50%, 11/15/16/(e)/...........      20,000     24,295,320
     U.S. Treasury Bond 8.75%, 5/15/17/(e)/............      22,000     28,974,682
     U.S. Treasury Bond 8.875%, 2/15/19/(e)/...........      15,000     20,411,715
     U.S. Treasury Bond 6.375%, 8/15/27/(e)/...........      11,500     13,646,372
     U.S. Treasury Bond 6.125%, 11/15/27/(e)/..........      17,500     20,249,407
     U.S. Treasury Bond 4.50%, 2/15/36/(e)/............      10,000      9,480,470
                                                                      ------------
                                                                       143,603,286
                                                                      ------------
  U.S. TREASURY NOTES -- 18.28%
     U.S. Treasury Inflation Indexed Note 1.625%,
       1/15/15/(e)(h)/.................................      27,000     28,179,747
     U.S. Treasury Note 3.00%, 2/15/08/(e)/............      38,000     37,845,644
     U.S. Treasury Note 4.00%, 11/15/12/(d)(e)/........      18,500     18,343,897
     U.S. Treasury Note 4.50%, 2/15/16/(e)/............      20,000     20,003,120
                                                                      ------------
                                                                       104,372,408
                                                                      ------------
         Total U.S. Government Securities (Identified Cost
           $247,245,220)......................................         247,975,694
                                                                      ------------
  AGENCY NON-MORTGAGE BACKED SECURITIES           4.60%
     FNMA 3.15%, 5/28/08...............................      26,570     26,289,686
                                                                      ------------
         Total Agency Non-Mortgage Backed
           Securities (Identified Cost $26,587,928)...........          26,289,686
                                                                      ------------

                                                           Number of
                                                            Shares
                                                           ---------
  DOMESTIC COMMON STOCKS                          44.32%
  CONSUMER DISCRETIONARY -- 3.17%
     Ford Motor Corp./(e)/.............................     436,000      3,701,640
     McDonald's Corp./(e)/.............................     115,000      6,264,050
     Newell Rubbermaid, Inc./(e)/......................     101,000      2,910,820
     NIKE, Inc. Class B/(e)/...........................      89,000      5,220,740
                                                                      ------------
                                                                        18,097,250
                                                                      ------------

        See notes to schedule of investments and securities sold short

                                                     Number of
                                                      Shares      Value
                                                     --------- -----------
     CONSUMER STAPLES -- 4.34%
        Altria Group, Inc./(e)/...................     94,000  $ 6,535,820
        Bunge Ltd.................................     48,000    5,157,600
        Costco Wholesale Corp.....................     82,000    5,032,340
        Kimberly-Clark Corp./(e)/.................     26,000    1,826,760
        PepsiCo, Inc./(e)/........................     85,000    6,227,100
                                                               -----------
                                                                24,779,620
                                                               -----------
     ENERGY -- 6.21%
        Chesapeake Energy Corp./(e)/..............    134,000    4,724,840
        ConocoPhillips/(e)/.......................     73,000    6,407,210
        Halliburton Co./(e)/......................    127,000    4,876,800
        Massey Energy Co./(e)/....................    216,000    4,713,120
        Occidental Petroleum Corp./(e)/...........     94,000    6,023,520
        St. Mary Land & Exploration Co./(e)/......    122,000    4,351,740
        Valero Energy Corp........................     65,000    4,366,700
                                                               -----------
                                                                35,463,930
                                                               -----------
     FINANCIALS -- 2.97%
        Allstate Corp./(e)/.......................     62,000    3,545,780
        American International Group, Inc./(e)/...     34,000    2,300,100
        Goldman Sachs Group, Inc..................     12,000    2,600,880
        Merrill Lynch & Co., Inc./(e)/............     65,000    4,633,200
        Reinsurance Group of America, Inc./(e)/...     68,000    3,854,920
                                                               -----------
                                                                16,934,880
                                                               -----------
     HEALTH CARE -- 3.62%
        Bristol-Myers Squibb Co./(e)/.............    196,000    5,648,720
        Gilead Sciences, Inc./(b)(e)/.............    114,000    4,659,180
        Merck & Co., Inc..........................    123,000    6,357,870
        UnitedHealth Group, Inc...................     83,000    4,019,690
                                                               -----------
                                                                20,685,460
                                                               -----------
     INDUSTRIALS -- 8.58%
        3M Co./(e)/...............................     65,000    6,082,700
        AMR Corp./(b)(e)/.........................    171,000    3,811,590
        Boeing Co. (The)/(e)/.....................     51,000    5,354,490
        Caterpillar, Inc..........................     75,000    5,882,250
        Continental Airlines, Inc. Class B/(b)(e)/    126,000    4,161,780
        Foster Wheeler Ltd........................     56,000    7,351,680
        General Electric Co./(e)/.................    145,000    6,003,000
        L-3 Communications Holdings, Inc..........     51,000    5,209,140
        Union Pacific Corp........................     45,000    5,087,700
                                                               -----------
                                                                48,944,330
                                                               -----------

        See notes to schedule of investments and securities sold short

                                                           Number of
                                                            Shares       Value
                                                           ---------  ------------
   INFORMATION TECHNOLOGY -- 9.02%
      Ciena Corp./(e)/.................................     114,000   $  4,341,120
      Cisco Systems, Inc./(b)/.........................     160,000      5,297,600
      Corning , Inc./(e)/..............................     246,000      6,063,900
      Dell, Inc./(e)/..................................     144,000      3,974,400
      EMC Corp./(b)(e)/................................     258,000      5,366,400
      Hewlett-Packard Co./(e)/.........................      98,000      4,879,420
      International Business Machines Corp./(e)/.......      50,000      5,890,000
      Microsoft Corp...................................     183,000      5,391,180
      National Semiconductor Corp./(e)/................     166,000      4,501,920
      QUALCOMM, Inc....................................     137,000      5,789,620
                                                                      ------------
                                                                        51,495,560
                                                                      ------------
   MATERIALS -- 4.23%
      Alcoa, Inc./(e)/.................................     151,000      5,907,120
      Dow Chemical Co..................................     148,000      6,372,880
      Freeport-McMoRan Cooper & Gold, Inc. Class
        B/(e)/.........................................      66,000      6,922,740
      NuCor Corp./(e)/.................................      84,000      4,995,480
                                                                      ------------
                                                                        24,198,220
                                                                      ------------
   TELECOMMUNICATIONS SERVICES -- 2.18%
      AT&T Corp./(d)/..................................     146,000      6,177,260
      Verizon Communications, Inc./(d)/................     142,000      6,287,760
                                                                      ------------
                                                                        12,465,020
                                                                      ------------
          Total Domestic Common Stocks (Identified Cost
            $217,119,203).....................................         253,064,270
                                                                      ------------
   FOREIGN COMMON STOCKS/(c)/                      3.05%
   ENERGY -- 0.73%
      Nabors Industries Ltd. (United States)/(b)(e)/...     136,000      4,184,720
                                                                      ------------
                                                                         4,184,720
                                                                      ------------
   FINANCIALS -- 0.63%
      Deutsche Bank AG (Germany).......................      28,000      3,594,920
                                                                      ------------
                                                                         3,594,920
                                                                      ------------
   INFORMATION TECHNOLOGY -- 1.69%
      Amdocs Ltd. (United States)/(b)(e)/..............     114,000      4,239,660
      Nokia Oyj ADR (Finland)..........................     143,000      5,423,990
                                                                      ------------
                                                                         9,663,650
                                                                      ------------
          Total Foreign Common Stocks (Identified Cost
            $13,691,437)......................................          17,443,290
                                                                      ------------

        See notes to schedule of investments and securities sold short

                                                          Number of
                                                           Shares            Value
                                                          -----------  ------------
EXCHANGE TRADED FUNDS                           2.09%
   PowerShares QQQ/(e)/..............................        131,000   $  6,734,710
   Regional Bank Holders Trust.......................         35,000      5,195,750
                                                                       ------------
       Total Exchange Traded Funds (Identified Cost $11,050,409)         11,930,460
                                                                       ------------
       Total Long Term Investments -- 97.49% (Identified Cost
         $515,694,197).........................................         556,703,400
                                                                       ------------
SHORT-TERM INVESTMENTS                          14.23%
MONEY MARKET MUTUAL FUNDS -- 12.27%
   State Street Navigator Prime Plus (5.338% seven
     day effective yield)/(f)/ (Identified Cost
     $70,082,973)....................................     70,082,973     70,082,973
                                                                       ------------

                                                             Par
                                                           (000's)
                                                          -----------
COMMERCIAL PAPER/(g)/ -- 1.96%
   CAFCO LLC 5.20%, 10/3/07..........................    $    11,200     11,196,764
                                                                       ------------
       Total Commercial Paper (Identified Cost $11,196,764)....          11,196,764
                                                                       ------------
       Total Short-Term Investments (Identified Cost
         $81,279,737)..........................................          81,279,737
                                                                       ------------
       Total Investments (Identified Cost $596,973,934) --
         111.72%...............................................         637,983,137/(a)/
       Securities Sold Short (Proceeds $11,303,627) -- (1.69)%.          (9,665,000)
       Other Assets Less Liabilities -- (10.03)%...............         (57,274,659)
                                                                       ------------
       Net Assets -- 100.00%...................................        $571,043,478
                                                                       ============

ADR - American Depositary Receipt.
--------
  (a)Federal Tax information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $43,341,038 and gross depreciation of $5,826,934 for federal tax purposes. At September 30, 2007, the aggregate cost of securities for federal income tax purposes was $600,469,033.
  (b)Non-income producing.
  (c)A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria in Note 1B "Foreign security country determination" in the Notes to Schedule of Investments and Securities Sold Short.
  (d)Position, or a portion thereof, has been segregated as collateral for securities sold short.
  (e)All or a portion of security is on loan.
  (f)Represents security purchased with cash collateral for securities on loan.
  (g)The rate shown is the discount rate.
  (h)Principal amount is adjusted daily pursuant to the change in the Consumer Price Index.

        See notes to schedule of investments and securities sold short

                                                       Number of
                                                        Shares         Value
                                                       ---------  ----------
   SECURITIES SOLD SHORT
   DOMESTIC COMMON STOCKS -- 1.69%
   CONSUMER DISCRETIONARY -- 0.63%
      Starbucks Corp...............................     137,000   $3,589,400
                                                                  ----------
   CONSUMER STAPLES -- 0.23%
      Whole Foods Market, Inc......................      27,000    1,321,920
                                                                  ----------
   INDUSTRIALS -- 0.83%
      YRC Worldwide, Inc...........................     174,000    4,753,680
                                                                  ----------
          Total Domestic Common Stocks (Proceeds
            $11,303,627)..................................         9,665,000
                                                                  ----------
          Total Securities Sold Short (Proceeds $11,303,627)      $9,665,000/(i)/
                                                                  ==========



--------
  (i)Federal Tax information: Net unrealized appreciation of securities sold short is comprised of gross appreciation of $1,744,683 and gross depreciation of $106,056 for federal income tax purposes. At September 30, 2007, the aggregate proceeds of securities sold short for federal tax purposes was ($11,303,627).

        See notes to schedule of investments and securities sold short

                       THE ZWEIG TOTAL RETURN FUND, INC.

          NOTES TO SCHEDULES OF INVESTMENTS AND SECURITIES SOLD SHORT

                              September 30, 2007
                                  (Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Zweig Total Return Fund, Inc. (the "Fund") in the preparation of the Schedule of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.

  A. Security Valuation:

   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

   As required, some securities and other assets may be valued at fair value as determined in good faith by or under the direction of the Directors.

   Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

   In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

  B. Foreign Security Country Determination:

   A combination of the following criteria is used to assign the countries of risk listed in the Schedule of Investments and securities sold short: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

Item 2. Controls and Procedures.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              The Zweig Total Return Fund, Inc.

By (Signature and Title)* /s/ George R. Aylward
                          -----------------------------------
                          George R. Aylward, President
                          (principal executive officer)

Date                      November 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ George R. Aylward
                          ------------------------------
                          George R. Aylward, President
                          (principal executive officer)

Date                      November 21, 2007

By (Signature and Title)* /s/ Nancy G. Curtiss
                          ------------------------------
                          Nancy G. Curtiss, Treasurer
                          (principal financial officer)

Date                      November 21, 2007

* Print the name and title of each signing officer under his or her signature.